CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 524,454	$ 75,537	¥ 198,523
Time deposit	69,430	10,000
Accounts receivable, net	412,301	59,384	279,537
Prepayments and other current assets	160,087	23,057	107,046
Total current assets	1,166,272	167,978	585,106
Non-current assets:
Property, equipment and software, net	56,107	8,081	36,243
Other non-current assets	3,947	568	4,558
Total non-current assets	60,054	8,649	40,801
Total assets	1,226,326	176,627	625,907
Current liabilities:
Short-term bank loans (including short-term bank loans of the consolidated VIEs without recourse to the primary beneficiaries of nil and RMB65,093 as of December 31, 2015 and 2016, respectively)	65,093	9,375
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB103,289 and RMB12,150 as of December 31, 2015 and 2016, respectively)	12,150	1,750	103,289
Salary and welfare payables (including salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB32,887 and RMB54,172 as of December 31, 2015 and 2016, respectively)	54,779	7,890	33,539
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB16,484 and RMB66,589 as of December 31, 2015 and 2016, respectively)	66,589	9,591	16,484
Deferred revenues (including deferred revenues of the consolidated VIEs without recourse to the primary beneficiaries of RMB31,308 and RMB50,110 as of December 31, 2015 and 2016, respectively)	50,110	7,217	31,308
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the primary beneficiaries of RMB104,605 and RMB106,570 as of December 31, 2015 and 2016, respectively)	106,570	15,349	104,605
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the primary beneficiaries of RMB68,454 and RMB49,746 as of December 31, 2015 and 2016, respectively)	58,473	8,422	70,908
Total current liabilities	413,764	59,594	360,133
Total liabilities	413,764	59,594	360,133
Commitments and contingencies (Note 15)
Mezzanine equity
Convertible preferred shares			476,018
Shareholders' equity/(deficit):
Additional paid-in capital	1,090,992	157,136
Accumulated other comprehensive loss	(10,879)	(1,567)	(19,052)
Accumulated deficit	(268,081)	(38,612)	(191,644)
Total Gridsum's shareholders' equity/(deficit)	812,231	116,985	(210,628)
Non-controlling interests	331	48	384
Total shareholders' equity/(deficit)	812,562	117,033	(210,244)
Total liabilities, mezzanine equity and shareholders' equity/(deficit)	1,226,326	176,627	625,907
Convertible Redeemable Series A Preferred Shares
Mezzanine equity
Convertible preferred shares			40,181
Convertible Redeemable Series A-1 Preferred Shares
Mezzanine equity
Convertible preferred shares			28,492
Convertible Redeemable Series B Preferred Shares
Mezzanine equity
Convertible preferred shares			126,641
Convertible Redeemable Series C Preferred Shares
Mezzanine equity
Convertible preferred shares			280,704
Class A Ordinary Shares
Shareholders' equity/(deficit):
Ordinary shares	31	4	31
Class B Ordinary Shares
Shareholders' equity/(deficit):
Ordinary shares	¥ 168	$ 24	¥ 37